UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21606

Tilson Investment Trust
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 18th Floor, New York, New York 10153
 (Address of principal executive offices) (Zip code)

A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: October 31

Date of reporting period: July 1, 2010 - June 30, 2011

 Tilson Focus Fund
Proxy Voting Records

Item		Proposals	Mngmt Vote	Adv Vote	Sponsor
Issuer:	Liberty Media Corporation
CUSIP:	53071M302
Ticker:	LCAPA
Meeting Date:	5/23/2011

1		Proposal to redeem all of the outstanding shares of Series A Liberty Capital common stock and Series B common stock for all of the outstanding shares of Liberty Splitco, Inc. Capital Tracking Stock.	For	For	Management

Issuer:	Highmark 100% US Treasury Money Market
CUSIP:	431114503
Ticker:	HMTXX
Meeting Date:	10/8/2010

1		Election of Directors.	For	For	Management
2
Approval of an amendment to the Declaration of Trust of Highmark Funds to permit liquidations of each series of the Trust with the approval of the Board of Trustees of the Trust but without obtaining shareholder approval.
			For	For	Management
3
Approval of the extending the applicability of an existing amendment to the Investment Advisory Agreement with Highmark Capital Management, Inc. to funds organized prior to March 19, 2009, which amendment gives specific authorization to HCM, with the approval of the Board, to delegate any or all of its responsibilities under the Investment Advisory Agreement.
			For	For	Management

Tilson Focus Fund
Proxy Voting Records

4
Approval of the authorizing HCM, with the approval of the Board, including a majority of the trustees of the Funds who are not "interested persons" of the Funds or HCM, to enter into and materially amend sub-advisory agreements with sub advisors, without obtaining shareholder approval, all as more fully described in the proxy statement.
			For	For	Management

Issuer:	TravelCenters of America, LLC
CUSIP:	894174101
Ticker:	TA
Meeting Date:	5/12/2011

1		To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	For	Management
2
To approve an amendment to the Amended and Restated 2007 Equity Compensation Plan to increase by 3,000,000 the total number of common shares available for Grant under the plan and to extend the term of the plan to May 12, 2021, or if the annual meeting is held on May 12, 2021, the tenth anniversary of the date shareholders approve the amendment.
			For	For	Management
3		To elect the nominee named in our proxy statement to our Board of Directors as the independent Director in Group 1.	For	For	Management

Tilson Focus Fund
Proxy Voting Records

4		To elect the nominee named in our proxy statement to our Board of Directors as the Managing Director in Group 1.	For	For	Management

Issuer:	Whirlpool Corporation
CUSIP:	963320106
Ticker:	WHR
Meeting Date:	4/19/2011

1		Election of Directors.	For	For	Management
2		Advisory vote on executive compensation.	For	For	Management
3		Advisory vote on the frequency of holding an advisory vote on executive compensation.	For	For	Management
4		Ratification of appointment of Ernst & Young LLP as Whirlpool's independent registered public accounting firm for 2011.	For	For	Management
5		Proposal, if properly presented at the meeting, to allow stockholder action by written consent.	Against	Against	Shareholder
6		Proposal, if properly presented at the meeting, to require stockholder approval of certain future severance agreements with senior executives.	Against	Against	Shareholder

Issuer:	Anheuser Busch Inbev SA/NV
CUSIP:	03524A108
Ticker:	BUD
Meeting Date:	4/26/2011

1		Modification of the date of the Annual Shareholders' Meeting.	For	For	Management

Tilson Focus Fund
Proxy Voting Records

2	Modification to the Articles of Association in relation to the remuneration of the executive management.	For	For	Management
3	Modification to the Articles of Association resulting from the law on the exercise of certain rights of shareholders in listed companies.	For	For	Management
4	Issuance of 215,000 subscription rights and capital increase under the condition precedent and to the extent of the exercise of the subcription rights.	For	For	Management
5	Approval of the statutory annual reports.	For	For	Management
6	Discharge to the Directors.	For	For	Management
7	Discharge to the statutory auditor.	For	For	Management
8	Election of Directors.	For	For	Management
9	Remuneration policy and Remuneration report of the Company.	For	For	Management
10	Approval of change of control provisions.	For	For	Management
11	Filings.	For	For	Management

Tilson Focus Fund
Proxy Voting Records

Issuer:	Wilmington Trust Corporation
CUSIP:	971807102
Ticker:	WL
Meeting Date:	3/22/2011

1
To adopt the agreement and plan of merger, or merger agreement, dated as of October 31, 2010, by and among M&T Bank Corporation, a New York Corporation, MTB One, Inc., a Deleware Corporation and wholly owned Direct Subsidiary of M&T and Wilmington Trust Corporation, pursuant to which MTB One, Inc. will merge with and into Wilmington Trust Corporation.
			For	For	Management
2		To adjourn, postpone or continue the special meeting, if necessary, to solicit additional proxies in favor of the adoption of the merger agreement.	For	For	Management

Issuer:	Capitol Federal Financial
CUSIP:	14057C106
Ticker:	CFFN
Meeting Date:	12/15/2010

1		Adjournment of the Special Meeting, if necessary, to solicit additional proxies in the event that there are not sufficient votes at the time of meeting.	For	For	Management

Tilson Focus Fund
Proxy Voting Records

2
Approval of A. a provision in Articles of Incorporation to limit the ability of stockholders to remove Directors. B. a provision in Articles of Incorporation requiring a super-majority vote to approve certain amendments. C. a provision in Capitol Federal Financial, Inc.'s Articles of Incorporation requiring a super-majority vote of stockholders to approve stockholder proposed amendments. D. a provision in Capitol Federal Financial, Inc.'s Articles of Incorporation to limit the voting rights of shares beneficially owned in excess of 10% of outstanding voting stock.
			For	For	Management
3		Approval of the Plan of Conversion and Reorganization as described in the proxy statement/prospectus dated November 12, 2010.	For	For	Management
4
The contribution of $40 Million in cash from the proceeds of the stock offering, the Capitol Federal Foundation, a Kansas corporation not-for-profit that is dedicated to charitable purposes within the communities in which Capitol Federal Savings Bank conducts its business.
			For	For	Management

Issuer:	Broadridge Financial Solutions, Inc.
CUSIP:	11133T103
Ticker:	BR
Meeting Date:	11/17/2010

1		Election of Directors.	For	For	Management

Tilson Focus Fund
Proxy Voting Records

2		To ratify the appointment of Deloitte & Touche LLP as our independent registered public accountants for the fiscal year ending June 30, 2011.	For	For	Management
3		To approve an amendment of the 2007 Omnibus Award Plan.	For	For	Management

Issuer:	Liberty Acquisition Holdings Corp.
CUSIP:	53015Y107
Ticker:	LIA
Meeting Date:	11/24/2010

1		Reincorporation proposal: A proposal to change Liberty's State of Incorporation from Deleware to Virginia, as further described in the proxy statement.	For	For	Management
2
Business combination proposal: A proposal to approve a business combination by the approval and adoption of the amended and restated business combination agreement, as further described in the proxy statement.
			For	For	Management
3		The liquidation proposal: A proposal to dissolve Liberty in accordance with Deleware Law and approve the proposed plan of distribution, as further described in the proxy statement.	For	For	Management
4		Stockholder adjournment proposal: A proposal to authorize the adjournment of th special meeting to a later date or dates, as further described in the proxy statement.	For	For	Shareholder

Tilson Focus Fund
Proxy Voting Records

Issuer:	Liberty Acquisition Holdings Corp.
CUSIP:	53015Y107
Ticker:	LIA
Meeting Date:	11/24/2010

1		Warrant amendment proposal: A proposal to approve and consent to a proposal to amend certain terms of the warrant statement, as further described in the proxy statement.	For	For	Management

Issuer:	Capitol Federal Financial
CUSIP:	14057C106
Ticker:	CFFN
Meeting Date:	2/22/2011

1		Election of Directors.	For	For	Management
2		Advisory vote on executive compensation.	For	For	Management
3		Advisory vote on frequency of holding advisory vote on executive compensation. 3 year.	For	For	Management
4		The ratification of the appointment of Deloitte & Touche LLP as Capitol Federal Financial, Inc.'s independent auditors for the fiscal year ending September 30, 2011.	For	For	Management

Issuer:	Daily Journal Corporation
CUSIP:	233912104
Ticker:	DJCO
Meeting Date:	2/2/2011

1		Election of Directors.	For	For	Management

Tilson Focus Fund
Proxy Voting Records

2		Advisory vote on approval of Exective Compensation.	For	For	Management
3		Advisory vote on frequency of the Advisory vote on approval of Executive Compensation. 3 yr.	For	For	Management
4		Ratification of appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal year 2011.	For	For	Management

Issuer:	The Coca-Cola Company
CUSIP:	191216100
Ticker:	KO
Meeting Date:	4/27/2011

1		Election of Directors.	For	For	Management
2		Ratification of the appointment of Ernst & Young LLP as independent auditors.	For	For	Management
3		Approval of the performance measures available under the Performance Incentive Plan of The Coca-Cola Company to preserve the tax deductibility of the awards.	For	For	Management
4		Approval of the performance measures available under The Coca-Cola Company 1989 Restricted Stock Award Plan to preserve the tax deductibility of the awards.	For	For	Management
5		Advisory vote on executive compensation (say on pay vote).	For	For	Management
6		Advisory vote on the frequency of holding to say on pay vote. 1 yr chosen.	For	For	Management
7		Proposal regarding a report on Bisphenol-A.	Against	Against	Shareholder

Tilson Focus Fund
Proxy Voting Records

Issuer:	Origen Financial, Inc.
CUSIP:	68619E208
Ticker:	ORGN
Meeting Date:	9/8/2010

1		Election of Directors.	For	For	Management

Issuer:	Borders Group, Inc.
CUSIP:	099709107
Ticker:	BGP
Meeting Date:	9/29/2010

1		Proposal to approve the issuance of a Stock Purchase Warrant to acquire shares of the Company's common stock, including the issuance of the shares upon the exercise of the warrant.	For	For	Management
2		A proposal to approve the grant of a consent right with respect to the terms of employment of Executive Officers of the Company.	For	For	Management

Issuer:	Sears Canada, Inc.
CUSIP:	81234D109
Ticker:	SCC
Meeting Date:	4/21/2011

1		Election of Directors.	For	For	Management
2		In respect of the appointment of Deloitte & Touche LLP as the corporation's auditors, and authorizing the Board of Directors of the corporation to set the auditor's remuneration.	For	For	Management

Tilson Focus Fund
Proxy Voting Records

3		Confirmation of the amendment to by-law No. 1, as more fully described in the accompanying management proxy circular.	For	For	Management

Issuer:	Wells Fargo and Company
CUSIP:	949746101
Ticker:	WFC
Meeting Date:	5/3/2011

1		Election of Directors.	For	For	Management
2		Proposal to approve an advisory resolution to approve the named executives' compensation.	For	For	Management
3		Advisory proposal on the frequency (every 1, 2 or 3 years) of future advisory votes regarding named executives' compensation. 1 yr. chosen.	For	For	Management
4		Proposal to ratify the appointment of KPMG LLP as independent auditors for 2011.	For	For	Management
5		Proposal regarding an amendment to the Company's By-laws to allow holders of 10% of the Company's common stock to call special meetings of stockholders.	Against	Against	Shareholder
6		Proposal to provide to cumulative voting in contested director elections.	Against	Against	Shareholder
7		Proposal regarding the adoption of a policy to require an independent chairman.	Against	Against	Shareholder
8		Proposal regarding an advisory vote on director compensation.	Against	Against	Shareholder

Tilson Focus Fund
Proxy Voting Records

9		Proposal regarding an investigation and report on internal controls for mortgage servicing operators.	Against	Against	Shareholder

Issuer:	Footstar, Inc.
CUSIP:	344912209
Ticker:	FTAR
Meeting Date:	6/29/2011

1		To approve a proposal to revoke the Amended plan of complete dissolution and liquidation of Footstar, Inc.	For	For	Management
2		For approval to adjourn the special meeting to solicit additional proxies, if necessary.	For	For	Management

Issuer:	Blackrock Enhanced Capital & Income Fund
CUSIP:	09256A109
Ticker:	CII
Meeting Date:	9/2/2010

1		Election of Directors.	For	For	Management

Issuer:	Capitol Federal Financial
CUSIP:	14057C106
Ticker:	CFFN
Meeting Date:	8/24/2010

1		Approval of the plan of conversion and reorganization as described in the proxy statement/prospectus dated July 9, 2010.	For	For	Management

Tilson Focus Fund
Proxy Voting Records

2
The contribution of $40 Million in cash from proceeds of the stock offering, to the Capitol Federal Foundation, a Kansas Corporation not-for-profit that is dedicated to charitable purposes within the communities in which Capitol Federal Savings Bank conducts it business.
		For	For	Management
3	Adjournment of meeting, if necessary, to solicit additional proxies in event that there are not sufficient votes.	For	For	Management
4	Approval of a provision in Articles of Incorporation to limit the ability of stockholders to remove Directors.	For	For	Management
5	Approval of a provision in Articles of Incorporation requiring a super-majority vote to approve certain amendments to Articles.	For	For	Management
6
Approval of a provision in Capitol Federal Financial, Inc.'s Articles of Incorporation requiring a super-majority vote of stockholders to approve stock-holder proposed amendments to Capitol Federal Financial, Inc's bylaws.
		For	For	Management
7	Approval of a provision in Capitol Federal Financial, Inc.'s Articles of Incorporation to limit the voting rights of shares beneficially owned in excess of 10% of outstanding voting stock.	For	For	Management

Tilson Focus Fund
Proxy Voting Records

Issuer:	Tucows, Inc.
CUSIP:	898697107
Ticker:	TCX
Meeting Date:	9/7/2010

1		Election of Directors.	For	For	Management
2		Approval and adoption of the amendment and restatement of the 2006 Equity Compensation Plan.	For	For	Management
3		Ratification of KPMG LLP as auditors.	For	For	Management

Issuer:	Atlas America, Inc.
CUSIP:	049167109
Ticker:	ATLS
Meeting Date:	2/16/2011

1
The proposal to adopt the agreement and plan of merger, dated as of November 8, 2010 and amended as of December 7, 2010, by and among Atlas Energy, Inc., Chevron Corporation and Arkhan Corporation, providing for the merger of Arkhan Corporation, an indirect wholly owned subsidiary of Chevron Corporation, with and into Atlas Energy, Inc.
			For	For	Management

Tilson Focus Fund
Proxy Voting Records

2
The proposal to adjourn the special meeting to a later date or time, if necessary or appropriate, in the view of the Atlas Energy, Inc. Board of Directors, to solicit additonal proxies in favor of the proposal to adopt the merger agreement if there are insufficient votes at the time of such adjournment to adopt the merger agreement.
			For	For	Management

Issuer:	EchoStar Corporation, Class A
CUSIP:	278786106
Ticker:	SATS
Meeting Date:	5/3/2011

1		Election of Directors.	For	For	Management
2		To ratify the appointment of KPMG, LLP as our independent registered public accounting firm for fiscal year ending December 31, 2011.	For	For	Management
3		The advisory vote on executive compensation.	For	For	Management
4		The advisory vote on the frequency of future advisory votes in executive compensation. 3 yr chosen.	For	For	Management
5		To transact such other business as may properly come before the annual meeting or any adjournment therof.	For	For	Management

Issuer:	Boulder Growth & Income Fund, Inc.
CUSIP:	101507101
Ticker:	BIF
Meeting Date:	5/2/2011

1		Election of Directors.	For	For	Management

Tilson Focus Fund
Proxy Voting Records

2
To approve amendments to the Fund's charter that would permit the Fund's directors that are elected by holders of the Fund's preferred stock, at such time that the Fund's preferred stock is no longer outstanding, to continue to serve as Directors of the Fund for the remainder of his or her own term or until his or her successor is duly elected and qualified.
			For	For	Management
3		To approve the removal of the Fund's fundamental investment policy requiring the Fund to invest at least 25% of its total assets in real estate related companies.	For	For	Management

Issuer:	Osteotech, Inc.
CUSIP:	688582105
Ticker:	OSTE
Meeting Date:	8/23/2010

1		Election of Directors.	For	Withhold	Management
2		To ratify the appointment of BDO Seidman, LLP as the Company's independent registered public accounting firm for the year ending December 31, 2010.	For	Withhold	Management

Issuer:	Osteotech, Inc.
CUSIP:	688582105
Ticker:	OSTE
Meeting Date:	8/23/2010

1		Election of Directors.	Against	For	Shareholder

Tilson Focus Fund
Proxy Voting Records

2		To ratify the appointment of BDO Seidman, LLP as the Company's independent registered public accounting firm for the year ending December 31, 2010.	For	Withhold	Shareholder

Issuer:	Barnes & Noble, Inc.
CUSIP:	067774109
Ticker:	BKS
Meeting Date:	9/28/2010

1		Election of Directors.	For	For	Management
2		Ratification of the appointment of BDO USA, LLP as the independent registered public accountants of the Company for the fiscal year ending April 30, 2011.	For	For	Management
3		Yucaipa's proposal to amend the rights agreement.	For	For	Management

Issuer:	OBA Financial Services, Inc.
CUSIP:	67424G101
Ticker:	OBAF
Meeting Date:	11/18/2010

1		Election of Directors.	For	For	Management
2		The ratification of the appointment of Parentebeard LLC as independent registered public accounting firm for the fiscal year ending June 30, 2011.	For	For	Management

Tilson Focus Fund
Proxy Voting Records

Issuer:	Barnes & Noble, Inc.
CUSIP:	067774109
Ticker:	BKS
Meeting Date:	11/17/2010

1
Resolution ratifying the adoption by the Board of Directors of the rights agreement, dated as of November 17, 2009, as amended February 17, 2010 and June 23, 2010, between the company and Mellon Investor Services LLC.
			For	For	Management

Issuer:	Dow Chemical Company
CUSIP:	260543103
Ticker:	DOW
Meeting Date:	5/12/2011

1		Election of Directors.	For	For	Management
2		Ratification of the appointment of the independent registered public accounting firm.	For	For	Management
3		Advisory vote on Executive Compensation.	For	For	Management
4		Frequency of future Advisory votes on Executive Compensation. 3 yr. chosen.	For	For	Management
5		Proposal on shareholder action by written consent.	Against	Against	Shareholder

Tilson Focus Fund
Proxy Voting Records

Issuer:	BP PLC ADR
CUSIP:	055622104
Ticker:	BP
Meeting Date:	4/14/2011

1		To receive the Directors' annual report and accounts.	For	For	Management
2		To approve the Directors' remuneration report.	For	For	Management
3		Election of Directors.	For	For	Management
4		To reappoint Ernst & Young LLP as auditors and authorize the board to fix their remuneration.	For	For	Management
5		Special resolution: to give limited authority for the purchase of its own shares by the company.	For	For	Management
6		To give limited authority to allot shares up to a specified amount.	For	For	Management
7		Special resolution: To give authority to allot a limited number of shares for cash free of pre-emption rights.	For	For	Management
8		Special resolution: To authorize the calling of general meetings (excluding annual general meetings) by notice of at least 14 clear days.	For	For	Management
9		To give limited authority to make political donations and incur political expenditure.	For	For	Management
10		To approve the renewal of the BP ShareMatch Plan.	For	For	Management
11		To approve the renewal of the BP Sharesave UK Plan.	For	For	Management

Tilson Focus Fund
Proxy Voting Records

Issuer:	Pfizer, Inc.
CUSIP:	717081103
Ticker:	PFE
Meeting Date:	4/28/2011

1		Election of Directors.	For	For	Management
2		Proposal to ratify the selection of KPMG LLP as independent registered public accounting firm for 2011.	For	For	Management
3		Advisory vote on executive compensation.	For	For	Management
4		Advisory vote on the frequency of future advisory votes on executive compensation. 2 yr chosen.	For	For	Management
5		Proposal regarding publication of political contributions.	Against	Against	Shareholder
6		Proposal regarding public policy initiatives.	Against	Against	Shareholder
7		Proposal regarding pharmaceutical price restraints.	Against	Against	Shareholder
8		Proposal regarding action by written consent.	Against	Against	Shareholder
9		Proposal regarding special shareholder meeting.	Against	Against	Shareholder
10		Proposal regarding animal research.	Against	Against	Shareholder

Issuer:	Republic Airways Holdings, Inc.
CUSIP:	760276105
Ticker:	RJET
Meeting Date:	6/2/2011

1		Election of Directors.	For	For	Management
2		Advisory (non-binding) vote to approve named Executive Officer Compensation.	For	For	Management

Tilson Focus Fund
Proxy Voting Records

3		Advisory (non-binding) vote on the frequency of an advisory stockholder vote to approve named Executive Officer Compensation. 1 yr chosen.	For	For	Management
4		Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accountants.	For	For	Management

Issuer:	Contango Oil & Gas Company
CUSIP:	21075N204
Ticker:	MCF
Meeting Date:	12/1/2010

1		Election of Directors.	For	For	Management
2		Ratification of the selection of Grant Thornton LLP as independent public accountants for the fiscal year ended June 30, 2011.	For	For	Management

Tilson Dividend Fund Proxy Voting Records
Item		Proposals	Mngmt Vote	Adv Vote	Sponsor
Issuer:	IDT Corporation Cl B
CUSIP:	448947507
Ticker:	IDT
Meeting Date:	4/4/2011

1
Amend & restate second restated Certificate of Incorporation to A) Effect a conversion and reclassification of each outstanding share of common stock into one share of Class B common stock; B) Eliminate common stock & provisions relating thereto; C) Provide for conversion of Class A common stock; D) Revise provision relating to dividends and distributions of cash and property.
			For	For	Management

Issuer:	Alleghany Corporation
CUSIP:	017175100
Ticker:	Y
Meeting Date:	4/29/2011

1		Election of Directors.	For	For	Management
2		Ratification of KPMG LLP as Alleghany Corporation's independent registered public accounting firm for the year 2011.	For	For	Management
3		Advisory vote to approve the executive compensation of Alleghany Corporation.	For	For	Management

Tilson Dividend Fund
Proxy Voting Records
4		Advisory vote on the frequency of future stockholder advisory votes on executive compensation. 1 yr chosen.	For	For	Management

Issuer:	Safety Insurance Group, Inc.
CUSIP:	78648T100
Ticker:	SAFT
Meeting Date:	5/20/2011

1		Election of Directors.	For	For	Management
2		Ratification of the appointment of PriceWaterhouseCoopers LLP.	For	For	Management
3		Approval of the material terms of the 2002 Management Omnibus Incentive Plan.	For	For	Management
4		Approval of the material terms of the Annual Performance Incentive Plan.	For	For	Management
5		Advisory vote on Executive Compensation.	For	For	Management
6		Advisory vote on the frequency of future Advisory votes on Executive Compensation. 3 yr chosen.	For	For	Management

Issuer:	TransAtlantic Petroleum Ltd.
CUSIP:	G89982105
Ticker:	TAT
Meeting Date:	6/27/2011

1		Election of Directors.	For	For	Management
2		To appoint KPMG LLP as the Company's independent registered public accounting firm and to authorize the Company's audit committee to determine their remuneration.	For	For	Management
3		Advisory vote on Executive Compensation.	For	For	Management
4		Advisory vote on the frequency of the Advisory vote on Executive Compensation.	For	For	Management

Tilson Dividend Fund
Proxy Voting Records

Issuer:	Himax Technologies, Inc.
CUSIP:	43289P106
Ticker:	HIMX
Meeting Date:	9/28/2010

1		To adopt the 2009 Audited accounts and financial reports.	For	For	Management
2		To re-elect Mr. Jordan Wu and newly elected Mr. Te-Ren Lin as Directors of the Company.	For	For	Management
3		To transact any other business properly brought before the meeting.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tilson Investment Trust
/s/ Whitney R. Tilson
By: (Signature and Title)	Whitney R. Tilson Trustee, President and Principal Executive Officer
Date: August 29, 2011